Shareholder Report, Average Annual Return (Details) 199369_US Global JETS ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
US Global JETS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Global JETS ETF NAV
Average Annual Return, Percent	11.58%	4.97%	1.78%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%
U.S. Global JETS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Global JETS Index
Average Annual Return, Percent	12.17%	5.40%	2.32%